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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended June 30, 2001.

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Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

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Institutional Investment Manager Filing this Report:
Name:       Highfields Capital Management LP
Address:    200 Clarendon Street,
            51st Floor, Boston, MA  02117
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13F File Number        28-3499
                     -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager

Name:   Kenneth H. Colburn
Title:  Chief Operating Officer
Phone:  617-850-7500

Signature, Place and Date of Signing

/s/ KENNETH H. COLBURN                   Boston, Massachusetts  August 13, 2001
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Report Type (Check only one.)

[X]  13F Holdings Report

[ ]  13F Notice

[_]  13F Combination Report

List of other managers reporting for this manager:  None

I am signing this report as required by the Securities Exchange Act of 1934.
                                                                 SEC 1685 (5/91)
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Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total:     60
                                          ------


Form 13F Information Table Value Total:  $1,652,939 (x 1000)
                                         -------------------


List of Other Included Managers:
     01  Jonathon S. Jacobson (File Number 28-7618)
     02  Richard L. Grubman (File Number 28-7616)
         Mr. Grubman, Mr. Jacobson and Highfields Capital Management LP share investment discretion with respect to the reported securities.


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FORM 13F

Page 2 of 3        Name of Reporting Manager Highfields Capital Management LP
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         Item 1:                   Item 2:        Item 3:    Item 4:            Item 5:          Item 6:   Item 7:     Item 8:
---------------------------      ------------    ---------  ---------   ---------------------- ---------- --------  ---------------
                                                                        SHARES OR                                    ---VOTING
                                   Title          CUSIP      VALUE      PRINCIPAL   SH/  PUT/ INVESTMENT   OTHER      AUTHORITY--
           Name Of Issuer        Of Class        Number     x$1000      AMOUNT      PRN  CALL DESCRIPTION MANAGERS  SOLE SHARED NONE
Alcoa Inc                             COM        013817101      2,183       55,410  SHRS          OTHER     01/02          X
Amazon Com Inc                        COM        023135106      7,075      500,000  SHRS          OTHER     01/02          X
Amazon Com Inc                        COM        023135106      2,830      200,000  SHRS  Put     OTHER     01/02          X
AOL Time Warner Inc                   COM        00184A105        795       15,000  SHRS          OTHER     01/02          X
AT&T Corp                             COM        001957109    196,900    8,950,013  SHRS          OTHER     01/02          X
AT&T Corp                        COM WIRLES GRP  001957406      1,197       73,200  SHRS          OTHER     01/02          X
Bally Total Fitness Hldg Corp         COM        05873K108     17,199      580,850  SHRS          OTHER     01/02          X
Bank Montreal                         COM        063671101      1,911       74,000  SHRS          OTHER     01/02          X
BCE Inc                               COM        05534B109     33,022    1,255,600  SHRS          OTHER     01/02          X
Citigroup Inc                         COM        172967101      7,037      133,175  SHRS          OTHER     01/02          X
Citizens Communications Co            COM        17453B101        301       25,000  SHRS          OTHER     01/02          X
City Investing Co Liq Tr          UNIT BEN INT   177900107        880      586,900  SHRS          OTHER     01/02          X
Comdisco Inc                          COM        200336105         44       33,000  SHRS          OTHER     01/02          X
Cree Inc                              COM        225447101      3,804      145,500  SHRS  Put     OTHER     01/02          X
CVS Corp                              COM        126650100      3,474       90,000  SHRS          OTHER     01/02          X
Diebold Inc                           COM        253651103     36,973    1,150,000  SHRS          OTHER     01/02          X
Echostar Communications               CL A       278762109     32,415      999,859  SHRS          OTHER     01/02          X
El Paso Elec Co                       COM        283677854     92,000    5,753,600  SHRS          OTHER     01/02          X
Enron Corp                            COM        293561106     58,800    1,200,000  SHRS  Put     OTHER     01/02          X
Ensco Intl Inc                        COM        26874Q100        468       20,000  SHRS          OTHER     01/02          X
Fedex Corp                            COM        31428X106     27,403      681,675  SHRS          OTHER     01/02          X
Florida East Coast Inds               CL B       340632207      9,610      272,249  SHRS          OTHER     01/02          X
Florida East Coast Inds               CL A       340632108      4,329      122,300  SHRS          OTHER     01/02          X
FMC Corp                              COM        302491303      2,406       35,100  SHRS          OTHER     01/02          X
FMC Technologies Inc                  COM        30249U101     20,933    1,013,700  SHRS          OTHER     01/02          X
Ford Mtr Co                      COM PAR $0.01   345370860      1,473       60,000  SHRS          OTHER     01/02          X
Gatx Corp                             COM        361448103     40,890    1,019,700  SHRS          OTHER     01/02          X
Gentiva Health Services Inc           COM        37247A102     31,597    1,755,373  SHRS          OTHER     01/02          X
Georgia Pac Corp                 COM-TIMBER GRP  373298702     35,121      982,400  SHRS          OTHER     01/02          X
Golden St Bancorp Inc            WT EXP 000000   381197136      3,751    2,863,100  SHRS          OTHER     01/02          X
Honeywell Intl Inc                    COM        438516106        262        7,500  SHRS          OTHER     01/02          X
Hudson City Bancorp                   COM        443683107      8,832      382,500  SHRS          OTHER     01/02          X
I2 Technologies Inc                   COM        465754109      5,652      285,460  SHRS          OTHER     01/02          X
IGEN Inc                              COM        449536101      3,562      137,010  SHRS          OTHER     01/02          X
J Net Enterprises Inc                 COM        46622V102      3,405      842,900  SHRS          OTHER     01/02          X
Kmart Corp                            COM        482584109     11,470    1,000,000  SHRS          OTHER     01/02          X
KPMG Consulting Inc                   COM        48265R109     39,194    2,553,350  SHRS          OTHER     01/02          X
Lakes Gaming Inc                      COM        51206P109      3,889      525,549  SHRS          OTHER     01/02          X
Laser Mtg Mgmt Inc                    COM        51806D100     13,071    3,275,900  SHRS          OTHER     01/02          X
Mack Cali Rlty Corp                   COM        554489104      8,328      292,402  SHRS          OTHER     01/02          X
Mony Group Inc                        COM        615337102     83,940    2,091,700  SHRS          OTHER     01/02          X
National Australia Bk Ltd        CAP UTS EXCHBL  632525309      7,788      250,000  SHRS          OTHER     01/02          X
Newhall Land & Farming Co        DEPOSITARY REC  651426108     69,688    2,534,100  SHRS          OTHER     01/02          X
Nortel Networks Corp                  COM        656568102        364       40,000  SHRS          OTHER     01/02          X
Packaging Corp Amer                   COM        695156109     14,218      915,500  SHRS          OTHER     01/02          X
Pactiv Corp                           COM        695257105    126,611    9,448,601  SHRS          OTHER     01/02          X
Park Pl Entmt Corp                    COM        700690100    117,134    9,680,520  SHRS          OTHER     01/02          X
Readers Digest Assn Inc           CL A NON VTG   755267101    195,578    6,802,699  SHRS          OTHER     01/02          X
Readers Digest Assn Inc               CL B       755267200     11,258      433,000  SHRS          OTHER     01/02          X
Sappi Ltd                           SPON ADR     803069202      3,290      367,600  SHRS          OTHER     01/02          X
Schlumberger Ltd                      COM        806857108        527       10,000  SHRS          OTHER     01/02          X
Shaw Communications Inc            CL B CONV     82028K200     53,004    2,232,700  SHRS          OTHER     01/02          X
Silicon Graphics Inc                  COM        827056102     19,490   14,021,600  SHRS          OTHER     01/02          X
Station Casinos Inc                   COM        857689103     31,613    1,975,800  SHRS          OTHER     01/02          X
Suntrust Bks Inc                      COM        867914103     35,059      541,200  SHRS          OTHER     01/02          X
Taiwan Semiconductor Mfg Ltd     SPONSORED ADR   874039100        408       26,858  SHRS          OTHER     01/02          X
Transocean Sedco Forex Inc            ORD        G90078109      1,196       29,000  SHRS          OTHER     01/02          X
Veritas Software Co                   COM        923436109      3,351       50,374  SHRS          OTHER     01/02          X
Waddell & Reed Finl Inc               CL A       930059100    103,847    3,270,774  SHRS          OTHER     01/02          X
Williams Communications Group         CL A       969455104         89       30,000  SHRS          OTHER     01/02          X

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